LEASES (Tables)	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
Summary of future minimum lease payments under non-cancelable operating leases
A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2014, follows:

(In thousands)
2015	$1,254
2016	767
2017	686
2018	652
2019	561
2020 and thereafter	783
Total	$4,703